Lease (Details Textual) - USD ($)	1 Months Ended		6 Months Ended
	Jul. 31, 2020	Feb. 28, 2019	Sep. 30, 2020
Lease (Textual)
Weighted average remaining lease term			1 year 9 months
Weighted average discount rate			5.00%
Operating lease cost			$ 26,631
Short-term lease cost
Variable lease cost
Operating lease term	2 years	2 years
Operating lease expiry	Jul. 03, 2022	Jan. 31, 2021
Security deposit		$ 62,570